Advances to Suppliers, Net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
3 Suppliers [Member]
Advances to Suppliers, Net (Details) [Line Items]
Prepayment of battery packs	$ 8,989,035	$ 4,171,941
2 Suppliers [Member]
Advances to Suppliers, Net (Details) [Line Items]
Prepayment of e-bicycle	$ 2,284,204	$ 2,528,573